Subsequent Events (Details) - Subsequent Events - USD ($) $ in Millions		1 Months Ended
	Mar. 31, 2020	Apr. 30, 2020
Convertible bonds
Subsequent Events
Convertible bonds issued		$ 200
convertible bonds interest rate		5.00%
Class A ordinary shares
Subsequent Events
Private placement	$ 1,100
Percent of outstanding shares	2.80%